245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 20, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Capital Trust (the trust): File Nos. 002-61760 and 811-02841 Fidelity Flex Small Cap Fund (the fund)

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust